Note 12 - Bank Facilities and Short-Term Loans (Detail) (USD $)											12 Months Ended									12 Months Ended
	Jun. 30, 2012 Used to Secure Standy Letter of Credit to Guarantee Credit Facility [Member]	Dec. 31, 2011 Used to Secure Standy Letter of Credit to Guarantee Credit Facility [Member]	Dec. 31, 2012 Used to Secure Standy Letter of Credit To Guarantee Second Credit Facility [Member]	Dec. 31, 2011 Used to Secure Standy Letter of Credit To Guarantee Second Credit Facility [Member]	Jun. 30, 2012 Term Loan [Member]	Dec. 31, 2011 Term Loan [Member]	Dec. 31, 2010 Term Loan [Member]	Jun. 30, 2012 Revolving Loan [Member]	Dec. 31, 2011 Revolving Loan [Member]	Dec. 31, 2010 Revolving Loan [Member]	Dec. 31, 2012 Term and Revolving Loan [Member]	Dec. 31, 2011 Term and Revolving Loan [Member]	Dec. 31, 2010 Term and Revolving Loan [Member]	Feb. 28, 2012 Second Term Loan [Member]	Dec. 31, 2011 Second Term Loan [Member]	Mar. 31, 2011 Second Term Loan [Member]	Feb. 28, 2012 Second Revolving Loan [Member]	Dec. 31, 2011 Second Revolving Loan [Member]	Mar. 31, 2011 Second Revolving Loan [Member]	Dec. 31, 2012 Second Term And Revolving Loans [Member]	Dec. 31, 2011 Second Term And Revolving Loans [Member]
Line of Credit Facility, Maximum Borrowing Capacity					$ 6,450,531	$ 6,433,185	$ 2,569,637	$ 6,321,520	$ 6,304,521	$ 10,150,067				$ 7,095,584		$ 7,076,503	$ 5,676,467		$ 5,661,203
Debt Instrument, Basis Spread on Variable Rate											2.40%	1.90%	1.80%		1.00%			2.20%		2.40%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum											0.11%	0.06%	0.08%							0.11%	0.06%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum											0.33%	0.34%	0.24%							0.33%	0.34%
Restricted Cash and Cash Equivalents	14,465,198	14,558,238	14,398,218
Line of Credit Facility, Amount Outstanding											6,450,531	12,737,706								7,095,584	6,433,185
Restricted Cash and Investments				$ 14,822,882